Property, Plant and Equipment, Net (Details) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 613,247		$ 34,814
Property, plant and equipment	885,343	$ 22,680
Acquired property, plant and equipment	126,449
Accumulated cost	551,389
Accumulated depreciation	$ 424,940